Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Shareholding structure of Shareholders of Parent

As of December 31, issued share capital is as follows:

(In thousand Euros)	Total shares	Share Capital
December 31, 2024
Class A shares of euro 0.12 nominal value each	237,362,279	28,490
Class B shares of euro 1.20 nominal value each	13,500,793	16,201
Class C shares of euro 1.08 nominal value each	9,770,000	10,552
Total	260,633,072	55,243

(In thousand Euros)	Total shares	Share Capital
December 31, 2023
Class A shares of euro 0.12 nominal value each	187,890,468	22,549
Class B shares of euro 1.20 nominal value each	22,250,793	26,701
Class C shares of euro 1.08 nominal value each	1,020,000	1,102
Total	211,161,261	50,352

Summary of authorized share capital

As at December 31, authorized share capital is as follows:

December 31, 2024	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)

Class A	409,770,000	0.12	49,172
Class B	40,230,000	1.20	48,276
Conversion shares	9,770,002	1.08	10,552
Total	459,770,002		108,000

December 31, 2023	Shares (number)	Nominal (Euros)	Share Capital (in thousand Euros)
Class A	401,020,000	0.12	48,122
Class B	48,980,000	1.20	58,776
Conversion shares	1,020,002	1.08	1,102
Total	451,020,002		108,000

Summary of Movement of Share Capital And Share premium

Movement of share capital and share premium are as follows:

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)

At December 31, 2023	211,161,261		50,352	481,615

January 2024: Stock option plan execution (MSOP/Warrants) (Class A shares)	219,240	0.12	26	151
February 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	234,625	0.12	28	923
March 2024: Stock option plan execution (MSOP/RSU) (Class A shares)	622,615	0.12	75	1,312
March 2024: Change Class B shares into Class A shares and Class C shares	3,750,000	—	—	—
April 2024: Stock option plan execution (MSOP/RSU) (Class A shares)	684,537	0.12	82	4,816
May 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	100,708	0.12	12	400
June 2024: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	548,207	0.12	66	657
July 2024: Stock option plan execution (MSOP) (Class A shares)	39,520	0.12	5	229
July 2024: Payment in shares earn out Ares (Class A shares)	380,208	0.12	45	410
August 2024: Capital increase (Private placement) (Class A shares)	36,334,277	0.12	4,360	37,045
August 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	116,765	0.12	14	1,094
September 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	128,256	0.12	15	325
October 2024: Stock option plan execution (ESOP/RSU) (Class A shares)	56,770	0.12	7	293
November 2024: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	333,118	0.12	40	1,431
December 2024: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	847,571	0.12	102	827
December 2024: Capital increase (ATM) (Class A shares)	75,394	0.12	9	34
December 2024: Change Cass B shares into Class A shares and Class C shares	5,000,000	—	—	—
Other movements	—	—	5	(449)
At December 31, 2024	260,633,072		55,243	531,113

	Shares (number)	Price per Share (Euros)	Share Capital (In thousand Euros)	Share Premium (In thousand Euros)
At December 31, 2022	172,151,148		45,769	378,240
January 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	140,594	0.12	17	622
January 2023: Payment in shares Coil acquisition (MSOP/ESOP) (Class A shares)	272,826	0.12	33	2,284
February 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	168,085	0.12	20	113
March 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	141,071	0.12	17	437
March 2023: Founder warrants execution (Class B shares)	20,000	1.20	24	173
March 2023: Change Cass B shares into Class A shares and Class C shares	20,000	—	—	—
April 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	569,745	0.12	69	6,313
April 2023: Capital increase (ATM) (Class A shares)	175,586	0.12	21	390
May 2023: Stock option plan execution (MSOP/ESOP) (Class A shares)	181,144	0.12	22	648
May 2023: Capital increase (ATM) (Class A shares)	2,312,313	0.12	278	5,465
June 2023: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	660,045	0.12	79	2,068
June 2023: Capital Increase (Private placement) (Class A shares)	18,832,432	0.12	2,260	42,689
June 2023: Change Cass B shares into Class A shares and Class C shares	1,000,000
June 2023: Capital increase (ATM) (Class A shares)	71,015	0.12	9	55
July 2023: Stock option plan execution (MSOP/RSU) (Class A shares)	78,345	0.12	9	1,075
July 2023: Capital increase (ATM) (Class A shares)	71,162	0.12	9	213
August 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	1,021,037	0.12	123	5,541
September 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	825,502	0.12	99	3,776
October 2023: Stock option plan execution (MSOP/RSU) (Class A shares)	405,965	0.12	49	1,051
November 2023: Stock option plan execution (MSOP/ESOP/RSU) (Class A shares)	955,130	0.12	115	1,332
December 2023: Stock option plan execution (MSOP/ESOP/RSU/ESPP) (Class A shares)	727,459	0.12	87	1,081
December 2023: Capital Increase (Private placement) (Class A shares)	10,360,657	0.12	1,243	28,049
At December 31, 2023	211,161,261		50,352	481,615